Net debt Rollforward of changes in net debt (Details) - GBP (£)	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Increase (Decrease) In Cash And Cash Equivalents [Roll Forward]
Cash and cash equivalents, beginning balance	£ 1,139,000,000	[1]	£ 127,000,000
Cash flow, cash and cash equivalents excluding bank overdrafts	(807,000,000)		1,001,000,000
Fair value gains and losses and exchange movements, cash and cash equivalents excluding bank overdrafts	(3,000,000)		16,000,000
Disposal, cash and cash equivalents excluding bank overdrafts			(5,000,000)
Cash and cash equivalents, ending balance	329,000,000		1,139,000,000	[1]	£ 127,000,000
Increase (Decrease) In Bank Overdrafts [Roll Forward]
Bank overdrafts, beginning balance	0		(3,000,000)
Cash flow, bank overdrafts	0		(17,000,000)
Disposal, bank overdrafts			20,000,000
Bank overdrafts, ending balance	0		0		(3,000,000)
Increase (Decrease) In Net Cash And Cash Equivalents, Net Of Bank Overdrafts [Roll Forward]
Cash and cash equivalents net bank overdrafts, beginning balance	1,139,000,000		124,000,000
Net (decrease)/increase in cash and cash equivalents	(807,000,000)		984,000,000		4,000,000
Disposal, cash and cash equivalents			15,000,000
Exchange movements	(3,000,000)		16,000,000		4,000,000
Cash and cash equivalents net bank overdrafts, ending balance	329,000,000		1,139,000,000		124,000,000
Increase (Decreases) In Financial Investments [Roll Forward]
Financial investments, beginning balance	8,741,000,000	[1]	2,998,000,000
Cash flow, financial investments	(5,983,000,000)		5,624,000,000
Fair value gains and losses and exchange movements, financial investments	(149,000,000)		141,000,000
Interest income/(charges), financing derivatives	85,000,000		53,000,000
Disposal, financial investments			(75,000,000)
Financial investments, ending balance	2,694,000,000		8,741,000,000	[1]	2,998,000,000
Increase (Decrease) In Borrowings [Roll Forward]
Borrowings, beginning balance	(28,638,000,000)		(28,341,000,000)
Cash flow, borrowings	2,108,000,000		(2,196,000,000)
Fair value gains and losses and exchange movements, borrowings	1,088,000,000		(1,527,000,000)
interest income/(charges), borrowings	(1,117,000,000)		(2,221,000,000)
Other non-cash movements, borrowings	(66,000,000)		(294,000,000)
Disposal, borrowings			5,941,000,000
Borrowings, ending balance	(26,625,000,000)		(28,638,000,000)		(28,341,000,000)
Increase (Decrease) In Financing Derivatives [Roll Forward]
Financing derivatives, beginning balance	(516,000,000)		(106,000,000)
Cash flow, financing derivatives	(61,000,000)		487,000,000
Fair value gains and losses and exchange movements, financing derivatives	1,162,000,000		(903,000,000)
Interest income/(charges), financing derivatives	15,000,000		(233,000,000)
Other non-cash movements, financing derivatives	0		230,000,000
Disposal, financing derivatives			9,000,000
Financing derivatives, ending balance	600,000,000		(516,000,000)		(106,000,000)
Increase (Decrease) In Net Debt [Roll Forward]
Net debt (net of related derivative financial instruments) at start of year	(19,274,000,000)		(25,325,000,000)		(23,915,000,000)
Change in debt resulting from cash flows	(4,743,000,000)		4,899,000,000		105,000,000
Changes in fair value of financial assets and liabilities and exchange movements	2,098,000,000		(2,273,000,000)		(515,000,000)
Net interest charge on the components of net debt	(1,017,000,000)		(2,401,000,000)		(913,000,000)
Other non-cash movements	(66,000,000)		(64,000,000)
Disposal	0		5,890,000,000		0
Net debt (net of related derivative financial instruments) at end of year	(23,002,000,000)		(19,274,000,000)		(25,325,000,000)
Interest payable	197,000,000		210,000,000		243,000,000
Exceptional items
Increase (Decrease) In Net Debt [Roll Forward]
Change in debt resulting from cash flows	(231,000,000)		(1,052,000,000)		0
Net interest charge on the components of net debt	3,000,000		£ (1,313,000,000)		£ 0
Non-current assets
Increase (Decrease) In Financing Derivatives [Roll Forward]
Financing derivatives, ending balance	1,170,000,000
Increase (Decrease) In Net Debt [Roll Forward]
Net debt (net of related derivative financial instruments) at end of year	1,170,000,000
Current assets
Increase (Decrease) In Cash And Cash Equivalents [Roll Forward]
Cash and cash equivalents, ending balance	329,000,000
Increase (Decrease) In Bank Overdrafts [Roll Forward]
Bank overdrafts, ending balance	0
Increase (Decrease) In Net Cash And Cash Equivalents, Net Of Bank Overdrafts [Roll Forward]
Cash and cash equivalents net bank overdrafts, ending balance	329,000,000
Increase (Decreases) In Financial Investments [Roll Forward]
Financial investments, ending balance	2,694,000,000
Increase (Decrease) In Financing Derivatives [Roll Forward]
Financing derivatives, ending balance	375,000,000
Increase (Decrease) In Net Debt [Roll Forward]
Net debt (net of related derivative financial instruments) at end of year	3,398,000,000
Current liabilities
Increase (Decrease) In Borrowings [Roll Forward]
Borrowings, ending balance	(4,447,000,000)
Increase (Decrease) In Financing Derivatives [Roll Forward]
Financing derivatives, ending balance	(620,000,000)
Increase (Decrease) In Net Debt [Roll Forward]
Net debt (net of related derivative financial instruments) at end of year	(5,067,000,000)
Non-current liabilities
Increase (Decrease) In Borrowings [Roll Forward]
Borrowings, ending balance	(22,178,000,000)
Increase (Decrease) In Financing Derivatives [Roll Forward]
Financing derivatives, ending balance	(325,000,000)
Increase (Decrease) In Net Debt [Roll Forward]
Net debt (net of related derivative financial instruments) at end of year	£ (22,503,000,000)

[1]	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other receivables and payables, and from other non-current assets and liabilities to derivative financial assets and derivative financial liabilities (see note 16).